Related Parties - Key Management Personnel Compensation Of Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 13,174	€ 10,793
Supervisory Board [member]
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 1,045	€ 1,032